Note 6 - Short-term Investments (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure Text Block Supplement [Abstract]
Available-for-sale Securities, Gross Realized Gains	$ 38,000	$ 1,000	$ 1,000
Available-for-sale Securities, Gross Realized Losses	$ 2,000	$ 0	$ 0